Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

Received SEC
OCT 10 2012
Washington, DC 20549

NYSE EURONEXT

CGUNYS
001-06461

[redacted]

October 10, 2012

12027673

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, **General Electric Capital Corporation**, 4.875% Notes due October 15, 2052, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 9, 2012. Tentative listing date – October 12, 2012.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
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www.nyx.com